UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-5639

Pacholder High Yield Fund, Inc

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 480, Cincinnati, OH 45236

(Address of principal executive offices)             (Zip code)

William J. Morgan

8044 Montgomery Road, Ste. 480

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code:     513-985-3200

Date of fiscal year end:    12/31/03

Date of reporting period:     06/30/03

Item 1.    Reports to Stockholders.

PACHOLDER HIGH YIELD FUND, INC

SEMI-ANNUAL REPORT

JUNE 30, 2003

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets

June 30, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

CORPORATE DEBT SECURITIES — 161.5%
AEROSPACE — 3.2%
Atlantic Coast Airlines, Tranche C Pass-Thru Cert, 8.75%, 1/1/07[2]	$821	$ 674,177	0.7%
Delta Airlines, Inc., Sr Nt, 6.65%, 3/15/04	750	720,000	0.8
Delta Airlines, Inc., Nt, 7.9%, 12/15/09	250	200,000	0.2
Hawk Corp., Sr Nt, 12%, 12/1/06	999	1,003,995	1.0
Northwest Airlines Corp., Co Guar, 7.625%, 3/15/05	540	459,000	0.5

		3,057,172	3.2
CHEMICALS — 10.6%
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11[2]	800	824,000	0.8
Ethyl Corp., Sr Nt, 8.875%, 5/1/10[2]	300	307,500	0.3
HMP Equity Holdings Corp., Unit, 0%, 5/15/08[2]	500	255,000	0.3
Huntsman ICI Chemicals, Sr Sub Nt, 10.125%, 7/1/09	1,000	965,000	1.0
Huntsman Advanced Materials, Nt, 11%, 7/15/10[2]	200	209,000	0.2
Lone Star Technologies, Sr Sub Nt, 9%, 6/1/11	235	246,162	0.3
Lyondell Chemical Co., Sr Sub Nt, 11.125%, 7/15/12	1,000	1,030,000	1.1
OM Group, Sr Sub Nt, 9.25%, 12/15/11	700	686,000	0.7
Omnova Solutions, Inc., Sr Nt, 11.25%, 6/1/10[2]	850	905,250	0.9
Philipp Brothers Chemicals, Inc., Sr Sub Nt, 9.875%, 6/1/08	845	342,225	0.4
Polyone Corp., Sr Nt, 8.875%, 5/1/12[2]	500	447,500	0.5
Polyone Corp., Sr Nt, 10.625%, 5/15/10	700	686,000	0.7
Resolution Performance Products, LLC, Sr Sub Nt, 13.5%, 11/15/10	500	502,500	0.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,525	1,631,750	1.7
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10[2]	1,250	1,156,250	1.2

		10,194,137	10.6
CONSUMER PRODUCTS — 4.1%
Dan River, Inc., Sr Sub Nt, 12.75%, 4/15/09[2]	800	724,000	0.8
Drypers Corp., Sr Nt, 10.25%, 6/15/07[1,4]	1,465	147	0.0
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	1,775	1,335,687	1.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	845	707,687	0.7

Description	Par (000)	Value	Percent of Net Assets

CONSUMER PRODUCTS (continued)
Salton, Inc., Co Guar, 10.75%, 12/15/05	$1,000	$ 1,010,000	1.0%
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	220,000	0.2

		3,997,521	4.1
ENERGY — 6.3%
Baytex Energy LTD, Sr Sub Nt, 10.5%, 2/15/11	500	615,000	0.6
Bluewater Finance, Ltd., Sr Nt, 10.25%, 2/15/12[2]	350	348,250	0.4
Citgo Petroleum Corp., Sr Nt, 11.375%, 2/1/11[2]	750	840,000	0.9
Coastal Corp., Sr Nt, 7.625%, 9/1/08	500	472,500	0.5
Coho Energy, Inc., Sr Sub Nt PIK, 15%, 3/31/07[1,3,4]	2,596	103,852	0.1
Giant Industries, Inc., Sr Sub Nt, 9%, 9/1/07	887	842,650	0.9
Orion Refining Corp., Sr Nt, 10% PIK, 11/15/10[1,2,4]	3,832	38	0.0
Orion Refining Corp., Sr Secd Bridge Nt, 14% PIK, 06/01/10[1,3,4]	825	8,248	0.0
Orion Refining Corp., Bridge Nt, 10% PIK, 05/23/10[1,3,4]	97	0	0.0
Parker Drilling Corp., Conv, Sr Nt, 5.5%, 8/1/04	200	200,750	0.2
Star Gas Partner/Finance, Sr Nt, 10.25%, 2/15/13[2]	1,000	1,045,000	1.1
Teco Energy, Inc., Sr Nt, 10.5%, 12/1/07	500	573,125	0.6
Tesoro Petroleum Corp., Sr Sub Nt, 9.625%, 4/1/12	500	460,000	0.5
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10[2]	500	529,375	0.5

		6,038,788	6.3
FINANCE — 5.3%
Conseco, Inc., Sr Nt, 8.75%, 8/9/06[1,2,4]	1,500	817,500	0.8
Conseco, Inc., Sr Nt, 10.75%, 6/15/09[1,2,4]	1,000	545,000	0.6
Conseco, Inc., Bank Debt, 10%, 9/25/03[1,4]	1,000	930,000	1.0
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13[2]	500	508,750	0.5
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,062,500	1.1
Riggs Capital Trust II, Co Guar, 8.875%, 3/15/27	1,250	1,225,000	1.3

		5,088,750	5.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

June 30, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

FOOD & DRUG — 1.3%
Great Atl & Pac Tea Co., Sr Nt, 9.125%, 12/15/11	$500	$470,000	0.5%
Great Atl & Pac Tea Co., Sr Nt, 7.75%, 4/15/07	250	235,000	0.2
Penn Traffic, Co., Sr Nt, 11%, 6/29/09[1,4]	894	540,870	0.6

		1,245,870	1.3
FOOD & TOBACCO — 13.0%
Apple South, Inc., Sr Nt, 9.75%, 6/1/06	1,500	757,500	0.8
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	78,125	0.1
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11[2]	500	522,500	0.5
Chiquita Brands, Inc., Sr Nt, 10.56%, 3/15/09	500	545,000	0.6
CKE Restaurants, Inc., Sr Sub Nt, 9.125%, 5/1/09	500	487,500	0.5
CKE Restaurants, Inc., Conv, Sr Sub Nt, 4.250%, 3/15/04	1,000	985,000	1.0
Domino’s, Inc., Sr Sub Nt, 8.25%, 7/1/11[2]	100	103,750	0.1
Fresh Foods, Inc., Sr Nt, 10.75%, 6/1/06	1,435	1,269,975	1.3
Friendly Ice Cream, Corp., Sr Nt, 10.5%, 12/1/07	1,000	1,027,500	1.1
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11	1,000	805,000	0.8
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,000	895,000	0.9
Perkins Family Restaurants, Sr Nt, 10.125%, 12/15/07	700	672,000	0.7
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	1,885,750	2.0
Sbarro, Inc., Sr Nt, 11%, 9/15/09	500	430,000	0.4
Swift and Co., Sr Nt, 10.125%, 10/1/09[2]	850	888,250	0.9
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10[2]	250	258,750	0.3
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04	1,000	980,000	1.0

		12,591,600	13.0

FOREST PRODUCTS & CONTAINERS — 11.6%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%, 7/15/07	1,000	1,135,000	1.2
Alabama Pine Pulp, Inc., Tranche B Bank Debt, 5.84%, 6/30/05[1,3,4]	1,350	0	0.0
Alabama Pine Pulp, Inc., Tranche C Bank Debt, 10.75%, 12/31/08[1,3,4]	2,002	0	0.0
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13[2]	500	548,750	0.6

Description	Par (000)	Value	Percent of Net Assets

FOREST PRODUCTS & CONTAINERS (continued)
American Tissue, Inc., Sr Sec Nt, 12.5%, 7/15/06[1,4]	$1,977	$29,660	0.0%
Appleton Papers, Inc., Sr Sub Nt, 12.5%, 12/15/08	500	562,500	0.6
Applied Extrusion Technologies, Sr Sub Nt, 10.75%, 7/1/11	1,600	1,184,000	1.2
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,410,000	1.5
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	437,100	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12	1,000	1,085,000	1.1
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13[2]	1,000	1,095,000	1.1
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11	720	723,600	0.7
Jarden Corp., Sr Sub Nt, 9.75%, 5/1/12	500	537,500	0.6
Pliant Corp., Nt, 11.125%, 9/1/09[2]	500	533,750	0.6
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05	1,910	1,929,100	2.0

		11,210,960	11.6
GAMING & LEISURE — 3.0%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	1,500	1,376,250	1.4
Bally Total Fitness Holding Corp., Sr Nt, 10.5%, 7/15/11[2]	500	502,500	0.5
Hard Rock Hotel, Nt, 8.875%, 6/1/13[2]	150	157,500	0.1
Lodgenet Entertainment, Sr Sub Nt, 9.5%, 6/15/13	250	257,500	0.3
Turning Stone Casino Resort Enterprise, Sr Nt, 9.125%, 12/15/10[2]	600	642,750	0.7

		2,936,500	3.0
HEALTH CARE — 11.0%
Alliance Imaging, Inc., Sr Sub Nt, 10.375%, 4/15/11	250	262,500	0.3
Ameripath, Inc., Sr Sub Nt, 210.5%, 4/1/13[2]	500	538,750	0.6
Concentra Operating Corp., Sr Sub Nt, 13%, 8/15/09	1,124	1,225,160	1.3
Extendicare Health Services, Sr Sub Nt, 9.35%, 12/15/07	1,500	1,436,250	1.5
Extendicare Health Services, Sr Nt, 9.5%, 7/1/10	250	263,750	0.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

June 30, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

HEALTH CARE (continued)
Hanger Orthopedic Group, Inc., Sr Nt, 10.375%, 2/15/09	$750	$832,500	0.9%
Hanger Orthopedic Group, Inc., Sr Sub Nt, 11.25%, 6/15/09	500	542,500	0.6
Healthsouth Corp., Nt, 7.625%, 6/1/12[1,4]	600	468,000	0.4
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11	1,500	1,582,500	1.6
IVAX Corp., Conv, 4.5%, 5/15/08	500	487,500	0.5
Magellan Health Services, Inc., Sr Sub Nt, 9%, 2/15/08[1,4]	1,500	652,500	0.7
Matria Healthcare, Co Guar, 11%, 5/1/08	800	824,000	0.9
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13[2]	500	517,500	0.5
Sepracor, Inc., Conv, Sr Nt, 5%, 2/15/07	500	443,750	0.4
Team Health, Inc., Co Guar, 12%, 3/15/09	500	515,000	0.5

		10,592,160	11.0
INFORMATION TECHNOLOGY — 4.9%
AMI Semiconductor, Inc., Sr Sub Nt, 10.75%, 2/1/13[2]	500	567,500	0.6
Amkor Technology, Inc., Conv, Sr Nt, 5%, 3/15/07	500	420,625	0.4
Avaya, Inc., Sr Nt, 11.125%, 4/1/09	800	880,000	0.9
Danka Business Systems, Sr Nt, 11%, 6/15/10[2]	875	866,250	0.9
Ingram Micro, Inc., Sr Sub Nt, 9.875%, 8/15/08	700	759,500	0.8
Lucent Technologies, Nt, 5.5%, 11/15/08	500	423,750	0.4
Nortel Networks, Ltd., Nt, 6.125%, 2/15/06	270	263,250	0.3
Solectron Corp., Sr Nt, 9.625%, 2/15/09	500	532,500	0.6

		4,713,375	4.9
MANUFACTURING — 8.5%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,500	1,267,500	1.3
Better Minerals and Aggregates Co., Sr Sub Nt, 13%, 9/15/09	1,675	1,122,250	1.2
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	2,000	1,830,000	1.9
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/8/08[3]	291	290,529	0.3
Interline Brands, Inc., Sr Sub Nt, 11.5%, 5/15/11[2]	500	530,000	0.5

Description	Par (000)	Value	Percent of Net Assets

MANUFACTURING (continued)
Key Components, LLC, Sr Sub Nt, 10.5%, 6/1/08	$500	$`510,000	0.5%
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07	1,455	1,029,412	1.1
Park-Ohio Industries, Sr Sub Nt, 9.25%, 12/1/07	500	427,500	0.4
Precision Partners, Inc., Sr Sub Nt, 12%, 3/15/09[1,4]	1,175	395,094	0.4
Xerox Capital Corp., Sr Nt, 9.75%, 1/15/09[2]	750	847,500	0.9

		8,249,785	8.5
MEDIA & TELECOM: BROADCASTING — 3.8%
Granite Broadcasting Corp., Sr Sub Nt, 10.375%, 5/15/05	1,600	1,604,000	1.6
Nexstar Broadcasting Corp., Sr Sub Nt, 12%, 4/1/08	500	560,000	0.6
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 0/11.375%, 4/1/13[2]	250	167,812	0.2
Spanish Broadcasting System, Co Guar, 9.625%, 11/1/09	825	880,688	0.9
XM Satellite Radio, Inc., Nt, 12%, 6/15/10[2]	500	492,500	0.5

		3,705,000	3.8
MEDIA & TELECOM: CABLE — 7.5%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4]	1,500	967,500	1.0
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	468,750	0.5
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,540,000	1.6
Charter Communications Holdings LLC, Sr Nt, 11.125%, 1/15/11	200	156,000	0.1
Insight Communications, Inc., Sr Disc Nt, 0/12.25%, 2/15/11	2,000	1,670,000	1.7
Mediacom LLC/Capital Corp., Sr Nt, 8.50%, 4/15/08	500	507,500	0.5
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/03	250	265,625	0.3
RCN Corp., Sr Nt, 10%, 10/15/07	1,400	567,000	0.6
RCN Corp., Sr Disc Nt, 0/9.8%, 2/15/08	1,000	385,000	0.4
Telewest PLC, Sr Disc Debs, 11%, 10/1/07[1,4]	2,000	735,000	0.8

		7,262,375	7.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

June 30, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: FIXED COMMUNICATIONS — 7.8%
Alaska Communications Systems Holdings, Inc., Sr Sub Nt, 9.375%, 5/15/09	$530	$532,650	0.5%
Convergent Communications, Inc., Sr Nt, 13%, 4/1/08[1,4]	18,350	91,750	0.1
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%, 3/1/08[1,4]	3,750	168,750	0.2
Exodus Communications, Inc., Sr Nt, 10.75%, 12/15/09[1,4]	1,320	19,800	0.0
Exodus Communications, Inc., Sr Nt, 11.625%, 7/15/10[1,4]	500	7,500	0.0
GCI, Inc., Sr Nt, 9.75%, 8/1/07	1,750	1,789,375	1.8
Global Crossing Holdings, Ltd., Sr Nt, 9.125%, 11/15/06[1,4]	2,000	95,000	0.1
Level 3 Comm, Sr Nt, 11.25%, 3/15/10	789	749,550	0.8
MCI Communication Corp, Nt, 8.25%, 1/20/23[1,4]	800	613,000	0.6
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08	700	633,500	0.6
Metromedia Fiber Network, Inc., Sr Nt, 10%, 12/15/09[1,4]	1,500	95,625	0.1
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08[1,4]	2,295	1,434	0.0
PSINet, Inc., Sr Nt, 10.5%, 12/1/06[1,4]	291	14,551	0.0
PSINet, Inc., Sr Nt, 10%, 2/15/05[1,4]	1,100	55,000	0.1
Qwest Services Corp., Co Guar, 13%, 12/15/07[2]	1,226	1,348,600	1.4
Worldcom, Inc., Nt, 7.875%, 5/15/03[1,4]	1,500	453,750	0.5
Worldcom, Inc., Nt, 6.95%, 8/15/28[1,4]	1,500	446,250	0.5
Worldcom, Inc., Sr Nt, 6.5%, 5/15/04[1,4]	1,500	446,250	0.5

		7,562,335	7.8
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 12.8%
Alamosa Delaware, Inc., Sr Nt, 13.625%, 8/15/11	1,500	1,267,500	1.3
Arch Wireless, Inc., Sr Sub Nt, 10%, 5/15/07	106	106,872	0.1
Arch Wireless, Inc., Sub Nt, 12%, 5/15/09	159	167,745	0.2
Centennial Cellular Corp., Sr Sub Nt, 10.75%, 12/15/08	2,375	2,196,875	2.3
Crown Castle Int’l Corp., Sr Nt, 0/10.375%, 5/15/11	1,500	1,440,000	1.5
Crown Castle Int’l Corp., Sr Sub Nt, 9.5%, 8/1/11	1,000	1,040,000	1.1

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: WIRELESS COMMUNICATIONS (continued)
Dobson/Sygnet Communications Corp., Sr Nt, 10.875%, 7/1/10	$1,000	$1,085,000	1.1%
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08	2,050	1,824,500	1.9
SBA Communications Corp., Sr Nt, 10.25%, 2/1/09	1,000	925,000	1.0
SBA Communications Corp., Sr Disc Nt, 0/12%, 3/1/08	570	585,675	0.6
Triton PCS, Inc., Sr Nt, 8.5%, 6/1/13[2]	500	540,000	0.5
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	1,200	1,194,000	1.2

		12,373,167	12.8
MEDIA & TELECOM: DIVERSIFIED — 9.5%
CBD Media/CBD Finance, Sr Sub Nt, 8.625%, 6/11/11[2]	250	258,750	0.3
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%, 2/1/08	2,000	2,030,000	2.1
Liberty Group Publishing, Inc., Sr Disc Nt, 0/11.625%, 2/1/09	1,125	1,058,906	1.1
PEI Holdings, Inc., Sr Nt, 11%, 3/15/10[2]	800	886,000	0.9
Perry-Judd, Sr Sub Nt, 10.625%, 12/15/07	1,000	1,045,000	1.1
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,330	1,270,150	1.3
Six Flags, Inc., Sr Nt, 9.75%, 4/15/03[2]	500	497,500	0.5
Tri-State Outdoor Media, Sr Nt, 11%, 5/15/08[1,4]	2,000	1,312,500	1.4
Universal City Development, Sr Nt, 11.75%, 4/1/10[2]	750	826,875	0.8

		9,185,681	9.5
METALS & MINERALS — 5.2%
AK Steel Corp., Co Guar, 7.875%, 2/15/09	500	427,500	0.5
Horizon Natural Resources, Sr Nt, 11.75%, 5/8/09[1,4]	900	2,813	0.0
IPSCO, Inc., Sr Nt, 8.75%, 6/1/13[2]	150	153,750	0.2
LTV Corp., Sr Nt, 11.75%, 11/15/09	1,000	15,000	0.0
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09	2,250	978,750	1.0
Oglebay Norton Co., Sr Sub Nt, 13/18%, 10/25/08	506	496,125	0.5
On Semiconductor Corp., Sr Sec’d Nt, 12%, 5/15/08	800	812,000	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

June 30, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

METALS & MINERALS (continued)
On Semiconductor Corp., Sr Sec’d Nt, 12%, 3/15/10	$200	$223,000	0.2%
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	732,188	0.8
United Steel LLC, Sr Nt, 10.75%, 8/1/08	1,075	1,134,125	1.2

		4,975,251	5.2
RETAIL — 3.7%
Central Tractor, Sr Nt, 10.625%, 4/1/07[1,4]	1,500	1,875	0.0
CSK Automotive, Inc., Sr Nt, 12%, 6/15/06	1,000	1,115,000	1.2
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06	1,520	1,565,600	1.6
Mattress Discounters Co., Sr Nt, 12.625%, 7/15/07[1,4]	1,000	105,000	0.1
Rent-Way, Inc., Nt, 11.875%, 6/15/10[2]	750	776,250	0.8

		3,563,725	3.7
SERVICES — 7.9%
Alderwood Group, Sr Nt, 12.25%, 1/2/09	1,500	1,575,000	1.6
Alderwood Group, Sr Nt, 11%, 1/2/07	253	257,020	0.3
Mobile Mini, Inc., Sr Nt, 9.5%, 7/1/13[2]	250	260,000	0.3
Service Corporation International, Sr Nt, 7.7%, 4/15/09	300	307,500	0.3
Twin Laboratories, Inc., Sr Sub Nt, 10.25%, 5/15/06	650	224,250	0.2
Volume Services America, Inc., Sr Sub Nt, 11.25%, 3/1/09	1,750	1,750,000	1.8
Wesco Distribution, Inc., Sr Sub Nt, 9.125%, 6/1/08	2,500	2,343,750	2.4
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07	1,000	985,000	1.0

		7,702,520	7.9
TRANSPORTATION — 8.3%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	456,750	0.5
Asbury Automotive, Co Guar, 9%, 6/15/12	1,000	970,000	1.0
Collins and Aikman, Sr Nt, 10.75%, 12/31/11	1,000	885,000	0.9
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	560,625	0.6
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09	1,500	1,027,500	1.1
Greyhound Lines, Inc., Sr Sub Nt, 11.5%, 4/15/07	960	739,200	0.8
Hayes Lemmerz International, Inc., Sr Nt, 10.5%, 6/15/10[2]	500	527,500	0.5

Description	Par (000)	Value	Percent of Net Assets

TRANSPORTATION (continued)
Laidlaw International, Inc., Sr Nt, 10.75%, 6/15/11[2]	$500	$527,500	0.5%
Metaldyne Corp., Sr Sub Nt, 11%, 6/15/12	1,000	835,000	0.9
Tenneco Automotive, Inc., Nt, 10.25%, 7/15/13[2]	250	254,375	0.3
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,190,750	1.2

		7,974,200	8.3
UTILITIES — 12.2%
AES Corp., Sr Nt, 9.5%, 6/1/09	1,500	1,522,500	1.6
AES Corp., Sr Nt, 9.375%, 9/15/10	180	181,800	0.2
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	1,177,500	1.2
Calpine Corp., Sr Nt, 8.625%, 8/15/10	750	566,250	0.6
Dynegy Holdings, Inc., Sr Nt, 8.125%, 3/15/05	900	879,750	0.9
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,250	1,025,000	1.1
Edison Mission, Inc., Sr Nt, 10%, 8/15/08	2,000	1,900,000	2.0
El Paso Corp., Sr Nt, 7.875%, 6/15/12[2]	500	465,624	0.5
Illinois Power Co., Sr Nt, 11.5%, 12/15/10[2]	1,250	1,434,375	1.5
Nevada Power Co., Sr Nt, 10.875%, 10/15/09	900	1,012,500	1.0
Western Resources, Inc., Sr Nt, 9.75%, 5/1/07	235	264,375	0.3
Williams Companies, Inc., Sr Nt, 8.625%, 6/1/10	500	525,000	0.5
Williams Companies, Inc., Sr Nt, 7.625%, 7/15/19	800	780,000	0.8

		11,734,674	12.2

Total Corporate Debt Securities
(amortized cost $190,352,810)		155,955,546	161.5

	Shares/Par (000)

EQUITY INVESTMENTS — 7.5%
Adelphia Communications, Inc., Pfd, 13%, 7/15/09[1,4]	5,000	2,500	0.0
Broadwing Communications, Inc., Pfd, 12.5%, 8/15/09[1,4]	2,250	388,125	0.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

June 30, 2003 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets

EQUITY INVESTMENTS (continued)
Glasstech, Inc., Series C, Pfd[1,3]	$5	$0	0.0%
HLI Operating, Inc., Series A, Pfd[1,3]	73	5,395	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	56,920	2,514,156	2.6
Kaiser Group Holdings, Inc., Puts[1,3]	69,780	0	0.0
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	7,655	55,422	0.1
Metrocall, Inc., Series A, Pfd	2,158	24,278	0.0
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10[1,4]	1,761	1,113,833	1.1
Sinclair Capital Hytops, Pfd, 11.625%, 3/15/09	5,000	527,500	0.6
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0
Arch Wireless, Inc., Class A, Common Stock[1]	29,443	188,730	0.2
Davel Communications, Inc., Common Stock[1]	523,104	4,185	0.0
Franks Nursery and Crafts, Common Stock[1]	151,322	189,153	0.2
Glasstech, Inc., Class C, Common Stock[1,3]	5	0	0.0
Hayes Lemmerz International, Inc., Common Stock[1]	22,100	264,095	0.3
Indesco International, Inc., Common Stock[1,3]	60,345	211,208	0.2
International Knife and Saw, Common Stock[1,3]	16,665	83,325	0.1
Kaiser Group Holdings, Inc., Common Stock[1]	58,011	730,939	0.8
McLeod USA, Inc., Common Stock[1]	375	551	0.0
Metrocall, Inc., Common Stock[1]	2,504	270,457	0.3
Orion Refining Corp, Common Stock[1]	1,706	0	0.0
Safeguard Business Systems, Inc., Common Stock[1,3]	533	0	0.0
Safety Components International, Inc., Common Stock[1]	53,517	307,723	0.3
Wiltel Communications, Inc., Common Stock[1]	17,373	258,510	0.3
XO Communications, Inc., Common Stock[1]	1,523	11,042	0.0
DTI Holdings, Inc., Warrants, 3/1/08[1,3,4]	18,750	0	0.0
Hayes Lemmerz International, Inc., Warrants[1,3]	1,679	0	0.0

Description	Shares/Par (000)	Value	Percent of Net Assets

EQUITY INVESTMENTS (continued)
McLeod USA, Inc., Warrants[1]	$16,963	$6,955	0.0%
Saberliner Corp., Warrants, 4/15/03[1,3]	500	0	0.0
Safeguard Business Systems, Inc., Warrants[1,3]	1,417	0	0.0
XO Communications, Series A, Warrants[1]	3,047	8,227	0.0
XO Communications, Series B, Warrants[1]	2,285	3,656	0.0
XO Communications, Series C, Warrants[1]	2,285	1,257	0.0

Total Equity Investments
(cost $26,937,955)		7,171,238	7.5

REPURCHASE AGREEMENTS — 38.8%
Citigroup Global Markets Corp. 1.475%, dated 6/30/03, matures 7/1/03 (at amortized cost), repurchase price $7,000,287	7,000	7,000,000	7.2
Goldman Sachs Corp. 1.445%, dated 6/30/03, matures 7/1/03 (at amortized cost), repurchase price $7,000,281	7,000	7,000,000	7.2
Lehman Brothers A3/P3 1.35%, dated 6/30/03, matures 7/1/03 (at amortized cost), repurchase price $9,484,508	9,484	9,484,152	10.0
Merrill Lynch Corp. 1.525%, dated 6/30/03, matures 7/1/03 (at amortized cost), repurchase price $7,000,297	7,000	7,000,000	7.2
Morgan Stanley Corp. 1.455%, dated 6/30/03, matures 7/1/03 (at amortized cost), repurchase price $7,000,282	7,000	7,000,000	7.2

Total Repurchase Agreements
(cost $37,484,152)		37,484,152	38.8

TOTAL INVESTMENTS[5]
(amortized cost $254,774,917)		$200,610,936	207.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

June 30, 2003 (Unaudited)

Description	Value	Percent of Net Assets

Payable Upon Return of Securities Loaned	$(37,484,152)	(38.8)%

Other Liabilities in Excess of Other Assets	(524,173)	(0.5)

Net Assets	162,602,611	168.5

Less: Outstanding Preferred Stock (2,640 shares) at liquidation value plus cumulative accrued dividends	(66,010,831)	(68.5)

Net Assets Applicable to 12,831,113 Shares of Common Stock issued and outstanding; $.01 par value; 49,996,320 shares authorized	$96,591,780	100.0

Net Asset Value Per Common Share ($96,591,780/12,831,113)	$7.53

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $29,210,001.
[3]	Board valued security. These securities amounted to $702,557.
[4]	Security in default.
[5]	Includes securities loaned with a fair market value of $36,603,741.

PIK    Payment in kind.

See accompanying Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Operations

For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest, dividends, and other	$8,558,712
EXPENSES:
Investment advisory fee (Note 5)	797,207
Administrative fee (Note 5)	74,510
Printing and other	47,605
Stock exchange list fee	9,917
Custodian, transfer agent and accounting fees (Note 5)	36,501
Legal fees	59,507
Directors’ fees and expenses	37,440
Audit fee	26,035
Insurance	13,141

Operating Expenses	1,101,863

Net interest payments on rate swaps (Note 3)	947,764
Commissions on auction rate preferred stock	83,281

Expenses Related to Leverage	1,031,045

Total Expenses	2,132,908

Net Investment Income	6,425,804
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(1,096,542)
Net change in unrealized appreciation/(depreciation):
Investments	24,256,948
Swaps	92,902

Net unrealized appreciation/(depreciation) on investments	24,349,850

Net realized and unrealized gain/(loss) on investments	23,253,308

Net increase/(decrease) in net assets resulting from operations	29,679,112
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(441,280)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$29,237,832

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2003 (Unaudited)	For the Year Ended December 31, 2002

INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income	$6,425,804	$16,413,884
Net realized gain/(loss) on investments	(1,096,542)	(8,047,519)
Net unrealized appreciation/(depreciation) on investments	24,349,850	(17,813,440)
Distributions to preferred stockholders	(441,280)	(1,583,372)

Net increase/(decrease) in net assets resulting from operations	29,237,832	(11,030,447)

DISTRIBUTIONS TO STOCKHOLDERS FROM:
Common dividends:
Net investment income of $0.48 and $1.15 per share, respectively	(6,153,548)	(14,625,140)
Return of Capital	0	(572,490)

Total decrease in net assets from distributions to stockholders	(6,153,548)	(15,197,630)

FUND SHARE TRANSACTIONS (NOTE 2):
Value of 28,123 and 63,467 shares issued in reinvestment of dividends to common shareholders in 2003 and 2002, respectively	200,921	468,153

Total increase in net assets derived from fund share transactions	200,921	468,153

Total net increase/(decrease) in net assets	23,285,205	(25,759,924)
NET ASSETS:
Beginning of period	73,306,575	99,066,499

End of period	$96,591,780	$73,306,575

Undistributed Net Investment Income	$0	$0

See accompanying Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31,
		2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$5.73	$7.78	$10.03	$13.55	$15.19

Net investment income	0.50	1.29	1.88	2.22	2.18
Net realized and unrealized gain/(loss) on investments	1.81	(2.03)	(1.79)	(3.55)	(1.34)
Distributions to Preferred Stockholders	(0.03)	(0.12)	(0.37)	(0.51)	(0.51)

Net increase in net asset value resulting from operations	2.28	(0.86)	(0.28)	(1.84)	0.33

Distributions to Common Stockholders from:
Common:
Net investment income and short-term gains	(0.48)	(1.15)	(1.65)	(1.68)	(1.68)
Net realized long-term gains	—	—	—	—	—
Return of capital	—	(0.04)	—	—	—

Total distributions to common stockholders	(0.48)	(1.19)	(1.65)	(1.68)	(1.68)

Common and Preferred Shares Offering Costs Charged to Paid-In Capital:
Common Shares	—	—	(0.10)	—	(0.29)
Preferred Shares	—	—	(0.22)	—	—

	0.00	0.00	(0.32)	—	(0.29)

Net asset value, end of period	$7.53	$5.73	$7.78	$10.03	$13.55

Market value per share, end of period	$8.60	$6.16	$9.08	$10.56	$11.63

TOTAL INVESTMENT RETURN(1):
Based on market value per common share(2)	47.28%	(19.91%)	1.37%	4.97%	(19.91%)
Based on net asset value per common share(3)	40.11%	(13.05%)	(8.07%)	(14.48%)	2.56%
RATIOS TO AVERAGE NET ASSETS(4):
Expenses (prior to expenses related to leverage)	1.47%	0.83%	0.75%	0.69%	1.14%
Expenses (including expenses related to leverage)	2.86%	1.93%	1.04%	—	—
Net investment income (prior to expenses related to leverage)	8.72%	9.80%	11.55%	11.40%	10.08%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock (000)	$96,592	$73,307	$99,067	$95,457	$128,752
Portfolio turnover rate	32%	40%	32%	35%	37%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	2,640	2,640	3,680	3,500,000	3,500,000
Asset coverage per share of preferred stock outstanding at end of period(5)	$61,592	$52,768	$51,920	$47	$57
Involuntary liquidation preference and average market value per share of preferred stock	$25,000	$25,000	$25,000	$20	$20

[1]	Total investment return excludes the effects of commissions paid by shareholders on shareholder transactions. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.
[2]	Assumes an investment at the common share market value at the beginning of the period indicated.
[3]	Assumes an investment at the common share net asset value at the beginning of the period indicated.
[4]	Ratios calculated on an annualized basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of both the common and preferred shareholders.
[5]	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.

See accompanying Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to provide a high level of total return through current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield securities. The Fund invests primarily in fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	SECURITY VALUATIONS — Fixed income securities are priced at the mean of bid and asked of the market by an independent pricing service or broker confirmation. Restricted securities, portfolio securities not priced by the independent pricing service and other assets are valued at fair value as determined under procedures established and monitored by the Board of Directors. At June 30, 2003, there were board-valued securities of $702,557. Original obligations with maturities of 60 days or less at the date of purchase are valued at amortized cost.

B.	REPURCHASE AGREEMENTS — In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C.	FEDERAL TAXES — It is the Fund’s policy to make sufficient distributions to shareholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund has complied with the Internal Revenue Code’s requirements applicable to investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including realized gains on investments. Therefore, neither a federal income nor an excise tax provision is necessary.

D.	SECURITIES TRANSACTIONS — Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on an identified cost basis. Interest income is recorded on an accrual basis. The Fund accretes discounts or amortizes premiums on all fixed-income securities for financial reporting purposes.

For tax purposes, the Fund accretes discounts or amortizes premiums on all fixed-income securities purchased after January 1, 2001. The Fund has elected to defer the accretion of market discount until disposition, at a gain, on securities purchased prior to January 1, 2001 and not to accrete any other discounts or amortize any other premiums.

E.	SECURITY LENDING — The Fund lends its securities to approved brokers to earn additional income and receives cash as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. As of June 30, 2003, the Fund loaned fixed-income securities having a value of approximately $36,603,741. The Fund had received cash collateral of $37,444,124 for the loans and invested the collateral in repurchase agreements.

F.	INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS —Interest income, expenses, and swap settlements are accrued at least weekly. Dividends to stockholders are paid from net investment income monthly, and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued at least weekly and are paid weekly from net investment income.

G.	WHEN, AS AND IF ISSUED SECURITIES — The Fund may engage in “when-issued” or “delayed delivery” transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market weekly and begin earning interest on the settlement date.

The Fund had no when-issued or delayed-delivery purchase commitments as of June 30, 2003.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

H.	ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	COMMON STOCK — At June 30, 2003, there were 49,996,320 shares of common stock with a $.01 par value authorized and 12,831,113 shares outstanding. During the six months ended June 30, 2003, the Fund issued 28,123 shares of common stock in connection with its dividend reinvestment plan. Dividends on common shares were $0.48 and $1.15 per common share for the six months ended June 30, 2003 and year ended December 31, 2002, respectively.

3.	PREFERRED STOCK AND INTEREST RATE SWAPS — On June 29, 2001, the Fund issued 3,680 shares of Series W Auction Rate Cumulative Preferred Stock (ARPS) at an offering price of $25,000 per share. Dividends on these shares are paid weekly at a annual rate determined by a weekly auction. The Fund is required to maintain certain asset coverages as set forth in the Fund’s Articles Supplementary Creating and Fixing the Rights of Auction Rate Cumulative Preferred Stock. The preferred stock is subject to mandatory redemption at a redemption price of $25,000 per share, plus accumulated and unpaid dividends, if the Fund is not in compliance with the required asset coverage (minimum 2 to 1), tests and restrictions. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board of Directors, and separate votes are required on certain matters that affect the respective interests of the ARPS and common stock. The ARPS has a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2003, accrued ARPS dividends were $10,831.

In order to bring the Fund in compliance with the required coverage, the Fund redeemed a total of $26,000,000 or 1,040 shares of Series W ARPS at various intervals and amounts during 2002.

In 2001, the Fund entered into seven interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the ARPS. Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 1.18% to 1.65% for the six months ended June 30, 2003. The effective date, notional amount, maturity and fixed rates of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Fixed Annual Rate
7/16/2001	$10 million	7/16/2003	4.54%
7/16/2001	$10 million	7/16/2004	5.01%
7/16/2001	$10 million	7/18/2005	5.31%
7/16/2001	$10 million	7/17/2006	5.52%
11/13/2001	$5 million	11/15/2004	3.35%
11/13/2001	$5 million	11/14/2005	3.77%
11/13/2001	$5 million	11/13/2006	4.07%

Swap transactions, which involve future settlement, give rise to credit risk. Credit risk is the amount of loss the Fund would incur in the event counterparties failed to perform according to the terms of the contractual commitments. The Fund is exposed to credit loss in the event of nonperformance by counterparties on interest rate swaps, but the Fund does not anticipate nonperformance by any counterparty. While notional contract amounts are used to express the volume of interest rate swap agreements, the amounts potentially subject to credit risk, in the event of nonperformance by counterparties, are substantially smaller.

For the six months ended June 30, 2003, the Fund’s receipts under the swap agreements were less than the amount paid and accrued to Citibank by $947,764 and are included in the accompanying statement of operations.

The estimated market value of the interest rate swap agreements at June 30, 2003, amounted to approximately $3,082,120 in unrealized loss and is included in the accompanying statement of net assets as a component of Other Liabilities in Excess of Other Assets.

4.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding commercial paper) for the six months ended June 30, 2003 aggregated $49,251,047 and $48,343,519, respectively.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (concluded)

At June 30, 2003, the federal income tax basis of securities was $254,254,679; unrealized depreciation aggregated $53,643,743, of which $11,180,897 related to appreciated securities and $64,824,640 related to depreciated securities.

At December 31, 2002, the Fund had available a capital loss carryforward of $24,983,761, which begins to expire in 2006, to offset any future net capital gains.

5.	TRANSACTIONS WITH INVESTMENT ADVISOR, ADMINISTRATOR AND ACCOUNTING SERVICES AGENT — The Fund has an investment advisory agreement with Pacholder & Company, LLC (the “Advisor”) pursuant to which the Advisor serves as the Fund’s investment advisor. The Fund pays the Advisor an advisory fee that varies based on the total return investment performance of the Fund for the prior twelve-month period relative to the percentage change in the CS First Boston High Yield Index, Developed Countries OnlyTM (formerly known as the CS First Boston Domestic+ High Yield Index). The fee, which is accrued at least weekly and paid quarterly, ranges from a maximum of 1.40% to a minimum of 0.40% (on an annualized basis) of the average net assets of the Fund. For the six months ended June 30, 2003, the Fund’s total return was 40.11%. For the same period, the total return of the CS First Boston High Yield Index, Developed Countries OnlyTM was 17.32%. For the six months ended June 30, 2003, the advisory fee is calculated based on 1.40% of average net assets of the Fund. Certain officers and directors of the Fund are also members of the Executive Committee of the Advisor. At June 30, 2003, accrued advisory fees were $647,869.

The Fund has an administrative services agreement with Kenwood Administrative Management, Inc. (“KAM”) (an affiliate of the Advisor) pursuant to which KAM provides administrative services to the Fund. Under the agreement, KAM receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average net assets of the Fund. At June 30, 2003, accrued administrative fees were $12,792.

The Fund has an agreement with Pacholder Associates, Inc. (an affiliate of the Advisor) to provide portfolio accounting and Net Asset Value calculations for the Fund. Under the agreement, Pacholder Associates, Inc. receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.025% of the first $100 million of the Fund’s average weekly net assets and 0.015% of such assets in excess of $100 million. At June 30, 2003, accrued accounting fees were $3,717.

6.	NET ASSETS CONSIST OF:

	June 30, 2003	December 31, 2002
Common Stock ($.01 par value)	$128,311	$128,030
Paid-in capital	179,789,873	179,550,689
Undistributed net investment income	—	—
Accumulated net realized gain/(loss) on investments	(26,080,303)	(24,983,761)
Unrealized appreciation/(depreciation) on investments	(57,246,101)	(81,388,383)

	$96,591,780	$73,306,575

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan Chairman and President James P. Shanahan, Jr. Secretary James E. Gibson Treasurer David A. Groshoff, Esq. Chief Compliance Officer	John F. Williamson Director George D. Woodard Director Daniel A. Grant Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

Pacholder & Company, LLC

Administrator

Kenwood Administrative Management, Inc.

Custodian

Bank One Trust Company, N.A.

Transfer Agent

Fifth Third Bank, N.A.

Legal Counsel

Kirkpatrick & Lockhart LLP

Independent Auditors

Deloitte & Touche LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 480

Cincinnati, Ohio 45236

(513) 985-3200

Web Site

www.phf-hy.com

This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

JUNE 2003

Item 2.    Code of Ethics.

Not applicable for semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Items 6.    [Reserved.]

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Items 8.    [Reserved.]

Item 9.    Controls and Procedures.

The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund’s internal controls or in other factors that could significantly affect the Fund’s internal controls subsequent to the date of their most recent evaluation.

Item 10.    Exhibits.

(a) Code of Ethics—Not applicable for semi-annual reports.

(b) Certifications of President and Treasurer attached hereto as part of EX-99.CERT and EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

/s/ WILLIAM J. MORGAN	08/27/03

William J. Morgan President	Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ WILLIAM J. MORGAN	08/27/03

William J. Morgan President	Date

/s/ James E. Gibson	08/27/03

James E. Gibson Treasurer	Date